Reconciliation of liabilities arising from financing activities (Details) € in Millions, $ in Millions	12 Months Ended			84 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Nov. 10, 2032 USD ($)	Dec. 31, 2025 USD ($)	Nov. 10, 2025 EUR (€)	Nov. 10, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 07, 2024 USD ($)	Sep. 22, 2023 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities	€ 89.3	€ 94.1
ChangeInLongTermGrowthRateRequiredForCarryingAmountToEqualRecoverableAmountPercentage	(0.70%)				(0.70%)
Repayments of borrowings, classified as financing activities	€ 57.1	6.5	€ 12.6
Proceeds from new loans and notes	193.2	0.0	6.0
Senior USD Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount	527.9	662.6			$ 620.0		$ 679.1	$ 686.1	$ 693.0	$ 700.0
Repayments of borrowings, classified as financing activities | $				$ 59.1
Senior EUR Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount	880.0	130.0				€ 130.0
Proceeds from new loans and notes | $				$ 193.2
Total loans and borrowings (Note 21)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	2,177.4	2,135.1
Cash inflow	193.2	0.0
Cash outflow	(91.3)	(40.5)
Interest accretion	5.8	8.3
Exchange movement	(74.1)	40.0
Fair value changes	0.0	0.0
Other non-cash adjustments	80.2	34.5
Closing balance	2,291.2	2,177.4	2,135.1
Interest accretion	5.8	8.3
Financial payables (Note 22)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	38.1	43.6
Cash inflow	0.0	0.0
Cash outflow	(115.3)	(125.0)
Interest accretion	102.9	117.3
Exchange movement	(1.7)	1.0
Fair value changes	0.0	0.0
Other non-cash adjustments	(3.7)	1.2
Closing balance	20.3	38.1	43.6
Interest accretion	102.9	117.3
Cross currency interest rate swap | Derivatives
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	45.6	91.8
Cash inflow	3.4	12.8
Cash outflow	(9.3)	0.0
Interest accretion	0.0	0.0
Exchange movement	0.0	0.0
Fair value changes	70.1	(59.0)
Other non-cash adjustments	0.0	0.0
Closing balance	109.8	45.6	€ 91.8
Interest accretion	€ 0.0	€ 0.0